ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Daqo New Energy Corp. (the “Company”) and its wholly owned subsidiaries, Chongqing Daqo New Energy Co., Ltd. (“Chongqing Daqo”), Xinjiang Daqo New Energy Co., Ltd. (“Xinjiang Daqo”) and Xinjiang Daqo Investment Co., Ltd. (“Xinjiang Daqo Investment”) are collectively referred to as the Group.

The Company was incorporated on November 22, 2007 in the Cayman Islands. Chongqing Daqo and Xinjiang Daqo were incorporated by the Company on January 14, 2008 and February 22, 2011, respectively, in the Peoples’ Republic of China (“PRC”). Xinjiang Daqo Investment was incorporated by Daqo Group Co, Ltd. (“Daqo Group”), the Company's ultimate parent company, on March 10, 2011. Xinjiang Daqo Investment was acquired by Xinjiang Daqo in December 2018 and therefore became the Group's wholly-owned subsidiary.

Prior to September 7, 2018, the Group manufactured and sold polysilicon and wafers through Xinjiang Daqo and Chongqing Daqo. In September 2018, the Group made a strategic decision to discontinue its solar wafer manufacturing operations in its Chongqing business subsidiary. The operational results of the Chongqing business have been excluded from the Groups financial results from continuing operations and have been separately presented under discontinued operations. Retrospective adjustments to the historical statements have also been made to provide a consistent basis of comparison for the financial results (see Note 3). Unless otherwise indicated, amounts provided in the Notes pertain to continuing operations only.

In August 2015, Xinjiang Daqo issued stock representing 1% equity interest to Xinjiang Daqo Investment for total cash proceeds of $2.5 million, which was based on the fair value of Xinjiang Daqo. Xinjiang Daqo Investment's equity interests in Xinjiang Daqo was presented as a non-controlling interest in the Group’s consolidated financial statements. On December 20, 2018, Xinjiang Daqo acquired 100% equity interest of Xinjiang Daqo Investment for a total cash consideration of $16.0 million. Following this acquisition, Xinjiang Daqo Investment became a subsidiary of Xinjiang Daqo and has been consolidated into the Group’s financial statements as of December 31, 2018.
As a result of transaction above, the Group also acquired the non-controlling interest. (see Note 2).